Loans and Related Allowance for Credit Losses (Impaired Loans by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 6,426	$ 6,553
Unpaid Principal Balance, Total	8,161	8,283
Related Allowance, Total		150
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	475	1
Impaired Loans with No Allowance: Unpaid Principal Balance	475	1
Recorded Investment, Total	475	1
Unpaid Principal Balance, Total	475	1
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	1,851	2,264
Impaired Loans with No Allowance: Unpaid Principal Balance	2,024	2,357
Recorded Investment, Total	1,851	2,264
Unpaid Principal Balance, Total	2,024	2,357
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment		336
Impaired Loans with No Allowance: Unpaid Principal Balance		664
Recorded Investment, Total		336
Unpaid Principal Balance, Total		664
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	2,636	3,056
Impaired Loans with No Allowance: Unpaid Principal Balance	4,127	4,324
Impaired Loans with Allowance: Recorded Investment		896
Impaired Loans with Allowance: Unpaid Principal Balance		937
Impaired Loans with Allowance: Related Allowance		150
Recorded Investment, Total	2,636	3,952
Unpaid Principal Balance, Total	$ 4,127	5,261
Related Allowance, Total		$ 150